ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 2) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 8,115,233	$ 7,093,653
Mortgage Finance Bonds [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	25,490	34,479
Mortgage Finance Bonds [Member] | Due Within 1 Year [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	6,830	8,691
Mortgage Finance Bonds [Member] | Due After 1 Year But Within 2 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	5,946	6,744
Mortgage Finance Bonds [Member] | Due After 2 Years But Within 3 years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	5,034	6,096
Mortgage Finance Bonds [Member] | Due After 3 Years But Within 4 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	3,997	5,155
Mortgage Finance Bonds [Member] | Due After 4 Years But Within 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	2,480	4,101
Mortgage Finance Bonds [Member] | Due After 5 Years [Member]
Disclosure of financial liabilities [line items]
Issued debt instruments	$ 1,203	$ 3,692